Share Capital and Warrants (Details) - CAD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Sep. 20, 2023	Sep. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 18, 2021
Share Capital and Warrants [Line Items]
Shares outstanding			8,937,518
Warrants outstanding			312,500
Common shares			4,250,000
Converted shares	661,971		661,971
Shares cancelled			77,941
Cash consideration (in Dollars)	$ 25.5
Number of common shares	1	1
Warrants convertable			3,617,016
Expire of warrant			10 years
Stock based compensation (in Dollars)		$ 9.2	$ 9.8	$ 1.2
Share based compensation (in Dollars)
GRI common shares [Member]
Share Capital and Warrants [Line Items]
Price per share (in Dollars per share)				$ 0.01
Number of share acquire				2,983,866
Common shares	3,225,810		3,225,810
Converted shares	2,886,565		2,886,048
De-Spac Transaction [Member]
Share Capital and Warrants [Line Items]
Warrants outstanding	312,500
GreenFire Common Shares [Member] | Common Shares [Member]
Share Capital and Warrants [Line Items]
Common shares			43,690,534
Shares cancelled	339,245		339,245
New Greenfire Warrants [Member]
Share Capital and Warrants [Line Items]
Warrant			7,526,667
Performance of warrant			3,617,016
GRI Warrant [Member]
Share Capital and Warrants [Line Items]
Warrant outstanding	739,912	739,912	739,912
Bondholder warrants [Member]
Share Capital and Warrants [Line Items]
Shares outstanding				312,500
Percentage of right to purchase				25.00%
Price per share (in Dollars per share)						$ 0.01
Shares cancelled	77,941
GRI common shares [Member]
Share Capital and Warrants [Line Items]
Exchange ratio				9.55
GreenFire Common Shares [Member]
Share Capital and Warrants [Line Items]
Common shares	15,769,183
Greenfire [Member]
Share Capital and Warrants [Line Items]
Warrants convertable	3,617,016
Performance Warrants [Member]
Share Capital and Warrants [Line Items]
Cash consideration (in Dollars)		$ 4.5
Fair market value of Warrants (in Dollars)			$ 11.0